Wells Fargo Funds Management, LLC
525 Market Street, 12th Floor
San Francisco, CA 94105

July 22, 2015

Via EDGAR

U.S. Securities and Exchange Commission
100 F Street, NE
Washington, DC 20549

Re: Wells Fargo Funds Trust (the “Trust”)
No. 333-74295/811-09253

Dear Sir or Madam:

Pursuant to Rule 497(e) under the Securities Act of 1933, as amended, attached for filing are exhibits containing interactive data relating to the Wells Fargo Advantage Small Cap Opportunities Fund, Wells Fargo Advantage Intrinsic Small Cap Value Fund, Wells Fargo Advantage Small Cap Value Fund, Wells Fargo Advantage Small/Mid Cap Value Fund, Wells Fargo Advantage Traditional Small Cap Growth Fund and Wells Fargo Advantage Special Small Cap Value Fund (the “Funds”). The interactive data relates to summary information that mirrors the Funds’ summary information in its prospectus supplement dated July 1, 2015 (SEC Accession No. 0001081400-15-000463). The 497(e) is being filed for the sole purpose of submitting the XBRL exhibit for the Funds.

If you have any questions, please contact me at (617) 210-3682.

Very truly yours,

/s/ Maureen Towle
Maureen Towle
Senior Counsel